Common Stock/Partners' Capital - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			3 Months Ended				1 Months Ended	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 MPT Operating Partnership, L.P.	Mar. 31, 2012 MPT Operating Partnership, L.P.	Mar. 31, 2013 MPT Operating Partnership, L.P. Employee	Mar. 31, 2013 MPT Operating Partnership, L.P. Director	Feb. 07, 2012 Public Offering	Mar. 31, 2013 Public Offering
Class of Stock [Line Items]
Common stock, shares issued	149,141,000		136,335,000					23,575,000	12,650,000
Underwriters' purchase of shares to cover additional shares									1,650,000
Public offering price for common stock per share								$ 9.75	$ 14.25
Proceeds from issuance of common stock	$ 172,914	$ 220,193		$ 172,914	$ 220,193			$ 220,193	$ 172,914
Underwriters' purchase of shares to additional shares								3,075,000
Ownership interest in equity				99.80%
Number of other partners				3
Number of partners shared remaining ownership percentage						2	1
Units issued				12,650,000	23,575,000